Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC) (Details) (HELOC [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	$ 3,690	[1]	$ 4,083	[2]
Avg orig CLTV	76.90%		77.20%
Avg orig FICO	740		740
% Broker	14.50%		15.40%
% TN	36.00%		33.60%
% 1st Lien	21.70%		19.90%
Avg Refreshed FICO	731		732
Restricted loan balance	600.2		701.8
Pre-2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	182	[1]	230	[2]
Avg orig CLTV	75.60%		75.50%
Avg orig FICO	723		724
% Broker	15.20%		14.20%
% TN	40.30%		42.30%
% 1st Lien	22.90%		22.70%
Avg Refreshed FICO	719		723
2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	273	[1]	321	[2]
Avg orig CLTV	76.10%		76.30%
Avg orig FICO	733		733
% Broker	23.80%		24.40%
% TN	26.60%		25.70%
% 1st Lien	16.80%		15.40%
Avg Refreshed FICO	726		730
2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	588	[1]	690	[2]
Avg orig CLTV	79.70%		79.50%
Avg orig FICO	728		729
% Broker	31.70%		31.80%
% TN	17.40%		17.30%
% 1st Lien	19.60%		18.80%
Avg Refreshed FICO	720		722
2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	732	[1]	855	[2]
Avg orig CLTV	79.50%		79.50%
Avg orig FICO	734		735
% Broker	15.90%		16.50%
% TN	16.60%		17.00%
% 1st Lien	12.00%		11.70%
Avg Refreshed FICO	722		722
2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	544	[1]	630	[2]
Avg orig CLTV	76.80%		76.80%
Avg orig FICO	741		742
% Broker	6.60%		7.00%
% TN	22.90%		24.40%
% 1st Lien	13.80%		13.60%
Avg Refreshed FICO	726		730
2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	566	[1]	630	[2]
Avg orig CLTV	77.50%		77.50%
Avg orig FICO	746		746
% Broker	13.60%		13.80%
% TN	28.80%		28.90%
% 1st Lien	15.00%		14.30%
Avg Refreshed FICO	732		734
2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	293	[1]	323	[2]
Avg orig CLTV	74.00%		74.10%
Avg orig FICO	755		755
% Broker	8.70%		8.80%
% TN	69.90%		69.70%
% 1st Lien	37.20%		36.80%
Avg Refreshed FICO	749		753
2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	179	[1]	205	[2]
Avg orig CLTV	71.60%		71.80%
Avg orig FICO	754		756
% Broker	0.00%		0.00%
% TN	86.60%		86.60%
% 1st Lien	45.40%		45.30%
Avg Refreshed FICO	755		759
2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	174	[1]	199	[2]
Avg orig CLTV	72.90%		73.00%
Avg orig FICO	755		758
% Broker	0.00%		0.00%
% TN	94.60%		94.90%
% 1st Lien	45.20%		46.50%
Avg Refreshed FICO	757		757
2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	$ 159	[1]
Avg orig CLTV	71.10%
Avg orig FICO	760
% Broker	0.00%
% TN	92.60%
% 1st Lien	51.50%
Avg Refreshed FICO	758

[1]	Includes $600.2 million of restricted loan balances.
[2]	Includes $701.8 million of restricted loan balances.